Biological Assets - Schedule of Changes in Cattle Raising Activity (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2026 BRL (R$)	Jun. 30, 2025 BRL (R$)
Heads of cattle [Member]
Schedule of Changes in Cattle Raising Activity [Line Items]
Opening balance	18,174	17,624
Acquisition/birth costs	5,444	8,501
Handling costs
Sales	(10,494)	(7,429)
Deaths	(226)	(488)
Consumption	(52)	(34)
Exchange variation
Change in fair value
Ending balance	12,846	18,174
Current (in Brazil Real)	R$ 8,557
Non-current (in Brazil Real)	R$ 4,289
Cattle [Member]
Schedule of Changes in Cattle Raising Activity [Line Items]
Opening balance	59,204	41,595
Acquisition/birth costs	11,300	10,263
Handling costs	17,361	16,431
Sales	(39,132)	(24,184)
Deaths	(840)	(1,384)
Consumption	(265)	(139)
Exchange variation	R$ 5,056	R$ (1,106)
Change in fair value	834	17,728
Ending balance	53,518	59,204
Current (in Brazil Real)	R$ 39,751
Non-current (in Brazil Real)	R$ 13,767